Exhibit 99.1

Harley-Davidson Motorcycle Trust 2007-3

$120,000,000 5.5942% Motorcycle Contract Backed Notes, Class A-1

$65,000,000 5.34% Motorcycle Contract Backed Notes, Class A-2a

$120,000,000 LIBOR + 0.25% Motorcycle Contract Backed Notes, Class A-2b

$230,000,000 LIBOR + 0.35% Motorcycle Contract Backed Notes, Class A-3

$174,660,000 5.52% Motorcycle Contract Backed Notes, Class A-4

$50,832,000 6.04% Motorcycle Contract Backed Notes, Class B

$21,508,000 6.91% Motorcycle Contract Backed Notes, Class C

Monthly Report

For the     October 15, 2007  Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of August 15, 2007, as filed with the Securities and Exchange Commission.

Beginning of Due Period	9/1/2007
End of Due Period	9/30/2007
Determination Date	10/4/2007
Record Date	10/12/2007
Distribution Date	10/15/2007
Interest Determination Date	9/13/2007
LIBOR as of Reset Date	5.7525%
Number of days in Interest Period (ACT/360 basis)	28
Number of days in Interest Period (30/360 basis)	30

	Number	Cut-Off		Initial
Purchases	of Contracts	Date	Closing Date	Pool Balance

Initial Contracts	50,520	8/12/2007	8/30/2007	782,000,294.05
Subsequent Contracts	N/A	N/A	N/A	N/A

Total	50,520			$782,000,294.05

I. POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period		$767,057,275.13
Pre-Funded Amount at beginning of Due Period		—

Purchase of Subsequent Contracts		—
Reduction of Pre-Funded Amount at end of Due Period		—
Mandatory Redemption amount		—

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period	10,157,068.50
Principal collections on Contracts paid off in full during Due Period	8,138,005.44
Balance of Contracts liquidated during Due Period	37,923.87
Balance of Contracts purchased by Seller or Servicer during Due Period	173,964.01
Other adjustments	4,783.80
Mandatory Redemption amount	—

Aggregate Principal Balance Decline		18,511,745.62

Aggregate Principal Balance at end of Due Period		748,545,529.51

Pool factor		0.9572190

II. NOTE PRINCIPAL BALANCE CALCULATION:

	Class A-1	Class A-2a	Class A-2b	Class A-3	Class A-4	Class B	Class C	Total
Original Note Balance	$120,000,000.00	$65,000,000.00	$120,000,000.00	$230,000,000.00	$174,660,000.00	$50,832,000.00	$21,508,000.00	$782,000,000.00

Note balance at beginning of Due Period	105,057,275.13	65,000,000.00	120,000,000.00	230,000,000.00	174,660,000.00	50,832,000.00	21,508,000.00	$767,057,275.13

Principal Distributable Amount	18,511,745.62	—	—	—	—	—	—	18,511,745.62
Amounts otherwise distributable to Class B that have been distributed to Class A	—	—	—	—	—	—	—	—
Amounts otherwise distributable to Class C that have been distributed to Class A or Class B	—	—	—	—	—	—	—	—

Mandatory Redemption Amount	—	—	—	—	—	—	—	—
Note Principal Carryover Shortfall	—	—	—	—	—	—	—	—
Total principal paid	18,511,745.62	—	—	—	—	—	—	18,511,745.62

Note balance at end of Due Period	$86,545,529.51	$65,000,000.00	$120,000,000.00	$230,000,000.00	$174,660,000.00	$50,832,000.00	$21,508,000.00	$748,545,529.51
Note factor at begininning of Due Period	0.8754773	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000
Note factor at end of Due Period	0.7212127	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Interest				Note	Interest
		Carryover				Monthly	Carryover	Note
	Note Balance	Shortfall			Interest	Interest	Shortfall	Interest
	at Beginning of	at Beginning	Interest		Accrual	Distributable	at End of	Distributable
Class	Due Period	of Due Period	Rate	Days	Basis	Amount	Due Period	Amount
A-1	$105,057,275.13	$—	5.5942%	28	ACT/360	$457,108.87	$—	$457,108.87
A-2a	65,000,000.00	—	5.3400%	30	30/360	289,250.00	—	289,250.00
A-2b	120,000,000.00	—	6.0025%	28	ACT/360	560,233.33	—	560,233.33
A-3	230,000,000.00	—	6.1025%	28	ACT/360	1,091,669.44	—	1,091,669.44
A-4	174,660,000.00	—	5.5200%	30	30/360	803,436.00	—	803,436.00
B	50,832,000.00	—	6.0400%	30	30/360	255,854.40	—	255,854.40
C	21,508,000.00	—	6.9100%	30	30/360	123,850.23	—	123,850.23
Totals	$767,057,275.13	$—				$3,581,402.27	$—	$3,581,402.27

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$18,253,815.77
Interest collections on Contracts during Due Period	6,661,067.92
Yield Supplement Withdrawal Amount	1,050,922.35
Net Liquidation Proceeds	41,760.95
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	177,103.54
Advances made by Servicer	419,685.71
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Carrying Charges from the Interest Reserve Account	—
Mandatory Redemption amount	—
Net Swap Receipts from Swap Counterparty	106,258.33
Swap Termination Payments from Swap Counterparty	—
Investment Earnings - Collection Account	5,175.30
Investment Earnings - Yield Supplement Account	59,665.85

Total Available Monies		26,775,455.72

Distribution of Available Monies in order of priority:
Mandatory Redemption amount to the Noteholders	—
Return of previous month’s Advances made by Servicer	127,186.16
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	639,214.40
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	1,438.23
Net Swap Payments to the Swap Counterparty	—
Class A Note Interest Distributable Amount	3,201,697.64
Senior Swap Termination Payment to the Swap Counterparty	—
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	255,854.40
Second Priority Principal Distributable Amount to Class A and Class B	—
Class C Note Interest Distributable Amount	123,850.23
Class A Note Principal Distributable Amount	18,511,745.62
Class B Note Principal Distributable Amount	—
Class C Note Principal Distributable Amount	—
Subordinated Swap Termination Payment to the Swap Counterparty	—

Total distribution of fees, interest and principal	22,860,986.68

Excess Amounts (Shortfall)		3,914,469.04

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund	3,914,469.04
Excess Amounts to Certificateholder	—

Total distribution of Available Monies		$26,775,455.72

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a)	1.50% of the Principal Balance of the Contracts at the end of the Due Period	$11,228,182.94
b)	1.00% of the aggregate initial note balance	7,820,000.00
c)	If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	44,912,731.77
Specified Reserve Fund Balance			$11,228,182.94

Reserve Fund balance at beginning of Due Period			$4,918,334.58

Additions to Reserve Fund:
Additional deposit - Subsequent Reserve Fund Amount deposit		—
Additional deposit - Excess Amounts to Reserve Fund		3,914,469.04
Investment Earnings - Reserve Fund		577.11

Total additions			3,915,046.15

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall		—
Excess Reserve Fund balance to Servicer		—

Total withdrawals			—

Reserve Fund balance at end of Due Period			$8,833,380.73

Yield Supplement Account balance at beginning of Due Period			$26,549,077.84

Yield Supplement Withdrawal Amount for Distribution Date			1,050,922.35

Yield Supplement Account balance at end of Due Period			$25,498,155.49

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	2
Trigger Status? Yes or No	No

Monthly Losses		Number of		% of Principal Balance at
		Contracts	Amount	beginning of Due Period
	Principal Balance of Liquidated Contracts for the Due Period	5	$79,182.04	0.010%

	Less:
	Net Liquidation Proceeds for the Due Period	5	41,760.95	0.005%

	Net Liquidation Losses for the Due Period		37,421.09	0.005%

	Annualized Net Liquidation Losses			0.059%

Average Loss Ratio	Annualized Net Liquidation Losses - current Distribution Date			0.059%
	Annualized Net Liquidation Losses - prior Distribution Date			0.000%

	Annualized Net Liquidation Losses - second prior Distribution Date			0.000%
	Three-month Average Loss Ratio			0.020%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No			No

Months	Trigger Threshold
1-24	4.000%
25 or greater	3.750%

Cumulative Losses		Number of		% of Initial Principal
		Contracts	Amount	Balance
	Cumulative Liquidated Contracts	5	79,182.04	0.010%
	Cumulative Net Liquidation Proceeds	5	41,760.95	0.005%
	Cumulative Net Liquidation Losses		37,421.09	0.005%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		7,484.22

Cumulative Loss Ratio	Cumulative Loss Ratio			0.005%
	Exceeds Reserve Fund Trigger Event threshold? Yes or No			No

Months	Trigger Threshold
1-12	1.750%
13-24	2.750%
25-36	3.750%
37 or greater	4.000%

	Days	Number of		Delinquent Interest	% of Principal Balance at
Delinquencies	Delinquent	Contracts	Principal Balance	Amount	Beginning of Due Period
	30-59	734	$11,248,675.58	$339,378.56	1.467%
	60-89	107	1,706,476.37	80,307.15	0.223%
	90-119	0	0.00	—	0.000%
	120+	0	0.00	—	0.000%
	Totals	841	$12,955,151.95	$419,685.71	1.689%

	60+ Delinquency Amount	107	$1,706,476.37		0.222%

Average Delinquency Ratio	Delinquency Ratio - current Distribution Date	0.222%
	Delinquency Ratio - prior Distribution Date	0.000%
	Delinquency Ratio - second prior Distribution Date	0.000%
	Three-month Average Delinquency Ratio	0.074%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No	No

Months	Trigger Threshold %
1-12	2.500%
13-24	3.000%
25-36	3.500%
37 or greater	4.000%

VII. ADDITIONAL CONTRACT INFORMATION

	Beginning of	End of Due
Contract Data	Due Period	Period
Number of Contracts	50,015	49,393
Principal Balance of Contracts	767,057,275.13	748,545,529.51
Weighted average original term	73.05	73.10
Weighted average remaining term	71.14	70.19
Weighted average age	1.91	2.91
One month prepayments (ABS)	0.91%	1.38%
Weighted average Contract Rate	10.76%	10.77%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
0.000% - 5.000%	$161,557,048.03	21.58%
5.001% - 10.000%	220,457,775.12	29.45%
10.001% - 15.000%	215,756,624.09	28.82%
15.001% - 20.000%	105,027,466.00	14.03%
20.001% or greater	45,746,616.27	6.11%

Advances made by Servicer in current Due Period	$419,685.71
Unreimbursed Advances due to Servicer	127,186.16
Number of Contracts purchased by Seller or Servicer	10
Principal Balance of Contracts purchased by Seller or Servicer	173,964.01
Purchase Price of Contracts purchased by Seller or Servicer	177,103.54
Any Senior Swap Termination Payments remaining unpaid	—
Any Subordinated Swap Termination Payments remaining unpaid	—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1.                                       Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.                                       Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.                                       Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.                                       Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.                                       Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6.                                       During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7.                                       Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

None

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President and Chief Financial Officer of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of August 15, 2007 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2007-3 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1. The Monthly Report for the period from September 1, 2007 to September 30, 2007 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2. As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 11th day of October, 2007.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/ Lawrence G. Hund
Lawrence G. Hund
Vice President
and Chief Financial Officer